PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT
NOTE 6 – PROPERTY AND EQUIPMENT

A summary of property and equipment at December 31 follows:

	2013	2012
	(In thousands)

Land	$14,817	$14,614
Buildings	58,798	56,835
Equipment	77,452	72,378
	151,067	143,827
Accumulated depreciation and amortization	(102,473)	(96,811)
Property and equipment, net	$48,594	$47,016

Depreciation expense was $6.7 million, $7.6 million and $8.4 million in 2013, 2012 and 2011, respectively.